FINANCIAL INSTRUMENTS - Schedule of Valuation Hierarchy for Financial Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	£ 4,658	£ 3,363
Customer deposits	446,172	449,373
Reverse repurchase agreements	39,259	49,708
Due to fellow Lloyds Banking Group undertakings	2,539	1,490
Debt securities in issue	49,056	48,724
Subordinated liabilities	6,593	8,658	£ 9,242
Repurchase agreements at amortised cost	48,590	30,106
Level 1 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	0	0
Customer deposits	0	0
Reverse repurchase agreements	0	0
Due to fellow Lloyds Banking Group undertakings	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Repurchase agreements at amortised cost	0	0
Level 2 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	4,660	3,364
Customer deposits	445,916	449,455
Reverse repurchase agreements	48,590	30,106
Due to fellow Lloyds Banking Group undertakings	2,539	1,490
Debt securities in issue	48,818	50,683
Subordinated liabilities	6,760	9,363
Repurchase agreements at amortised cost	39,259	49,708
Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	0	0
Customer deposits	0	0
Reverse repurchase agreements	0	0
Due to fellow Lloyds Banking Group undertakings	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Repurchase agreements at amortised cost	0	0
Carrying value £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	4,658	3,363
Customer deposits	446,172	449,373
Reverse repurchase agreements	48,590	30,106
Due to fellow Lloyds Banking Group undertakings	2,539	1,490
Debt securities in issue	49,056	48,724
Subordinated liabilities	6,593	8,658
Repurchase agreements at amortised cost	39,259	49,708
Fair value £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	4,660	3,364
Customer deposits	445,916	449,455
Reverse repurchase agreements	48,590	30,106
Due to fellow Lloyds Banking Group undertakings	2,539	1,490
Debt securities in issue	48,818	50,683
Subordinated liabilities	6,760	9,363
Repurchase agreements at amortised cost	£ 39,259	£ 49,708